Going Concern (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2022	Oct. 18, 2022	Sep. 30, 2022	Dec. 31, 2021
Going Concern [Abstract]
Cash balance				$ 600,000
Working capital deficit				22,000,000
Accumulated deficit				$ 49,300,000
Going concern			1 year	1 year
Mining assets percentage				75.00%
Cash balance			$ 100,000
Working capital			21,600,000
Accumulated deficit			$ 60,400,000
Private placement		$ 500,000
Shares of common stock (in Shares)	3,000,000,000			1,656,000